Supplement dated April 24, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.    The note to the section entitled “Front-End Sales Charges-Class A Shares” on page 56 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

*There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer for all Equity Funds in an amount not to exceed 1.00% (0.50% for the S&P 500 Index Fund) of the amount invested.  For each Fund, if you redeem the shares within 18 months after the purchase date, a contingent deferred sales charge of 1.00% (0.50% for the S&P 500 Index Fund) will be assessed against your account.  Please see the section entitled “Contingent Deferred Sales Charges” for additional information.

B.             The first paragraph under the section entitled “General Information about Sales Charges” on page 58 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

General Information about Sales Charges

Your securities dealer is paid a sales charge and/or commission when you buy Class A Shares or Class C Shares. Your securities dealer may receive different levels of compensation depending on which class of shares you buy.  On purchases of Class A Shares of less than $1,000,000 your securities dealer is paid amounts as described under the section entitled “Sales Charges: Front-End Sales Charges — Class A Shares” at time of purchase. On purchases of Class A Shares of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 1.00% of the amount invested (0.50% for the S&P 500 Index Fund). On purchases of Class C Shares your securities dealer is paid 1.00% of the amount invested at time of purchase.

C.            Effective May 1, 2013, the third paragraph under the section entitled “Distribution and Shareholder Services Plans” on page 61 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75% for each Fund offered in this prospectus.  When you buy Class C Shares your securities dealer receives the distribution fee after 18 months and then as long as you hold your shares.

D.            Effective May 1, 2013, the following sentence is added to the end of the fourth paragraph on pages 61 - 62 under the section entitled “Distribution and Shareholder Services Plans”:

When you buy Class A or Class C Shares, financial institutions providing such services are paid the shareholder services fee immediately and as long as you hold your shares.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0413

Supplement dated April 24, 2013 to the

PNC Fixed Income Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.    The note to the section entitled “Front-End Sales Charges-Class A Shares” on page 65 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer for all Fixed Income Funds (except the Ultra Short Bond Fund) in an amount not to exceed 0.50% (0.25% for the Limited Maturity Bond Fund) of the amount invested.  For each Fund other than the Ultra Short Bond Fund, if you redeem the shares purchased without a sales charge  within 18 months after the purchase date, a contingent deferred sales charge of up to 0.50% (0.25% in the case of the Limited Maturity Bond Fund) may be assessed against your account.  Please see the section entitled “Contingent Deferred Sales Charges” for additional information.

B.             The first paragraph under the section entitled “General Information about Sales Charges” on page 67 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

General Information about Sales Charges

Your securities dealer is paid a sales charge and/or commission when you buy Class A Shares or Class C Shares. Your securities dealer may receive different levels of compensation depending on which class of shares you buy.  On purchases of Class A Shares of less than $1,000,000 your securities dealer is paid amounts as described under the section entitled “Sales Charges: Front-End Sales Charges — Class A Shares” at time of purchase. On purchases of Class A Shares (except the Ultra Short Bond Fund) of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 0.50% of the amount invested (0.25% for the Limited Maturity Bond Fund). On purchases of Class C Shares your securities dealer is paid 1.00% of the amount invested at time of purchase. Your securities dealer may receive different levels of compensation depending on which class of shares you buy.

C.            Effective May 1, 2013, the third paragraph under the section entitled “Distribution and Shareholder Services Plans” on page 70 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75% for each Fund offered in this prospectus.  When you buy Class C Shares your securities dealer receives the distribution fee after 18 months and then as long as you hold your shares.

D.            Effective May 1, 2013, the following sentence is added to the end of the fourth paragraph on pages 70 - 71 under the section entitled “Distribution and Shareholder Services Plans”:

When you buy Class A or Class C Shares, financial institutions providing such services are paid the shareholder services fee immediately and as long as you hold your shares.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0413

Supplement dated April 24, 2013 to the

PNC Money Market Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             The first paragraph under the section entitled “General Information about Sales Charges” on page 37 of the above-mentioned prospectus is deleted in its entirety.

B.             Effective May 1, 2013, the fourth paragraph under the section entitled “Distribution and Shareholder Services Plans” on page 40 of the above-mentioned prospectus is deleted in its entirety and replaced with the following:

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fee on Class A Shares.  The Board of Trustees has approved a contractual commitment whereby actual distribution fees for Class A Shares are limited to no more than 0.03% with respect to each Fund.  This commitment continues through September 30, 2013, at which time the Board will determine whether to renew, revise or discontinue it.  The Money Market Fund is permitted to pay up to 0.75% as a percentage of average daily net assets for distribution fees on Class C Shares.  When you exchange from Class C Shares of a non-money market fund offered by PNC Funds into Class C Shares of PNC Money Market Fund your securities dealer receives the distribution fee after 18 months from the date of the initial purchase of the non-money market fund offered by PNC Funds and then as long as you hold your shares.

C.            Effective May 1, 2013, on page 40 the following sentence is added to the end of the fifth paragraph under the section entitled “Distribution and Shareholder Services Plans”:

When you buy Class A or Class C Shares, financial institutions providing such services may be paid the shareholder services fee immediately and as long as you hold your shares.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMAC-0413